Significant Accounting Policies - Property and Equipment (Details)	Dec. 31, 2023
Computer equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	4 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years
Fulfillment robots and fulfillment equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Fulfillment robots and fulfillment equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Fulfillment robots and fulfillment equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years